Financial assets and other receivables - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets and other receivables
Indirect carbon dioxide emission compensation deducted against the related expense in "Raw Materials and energy consumption for production"	$ 82,553	$ 84,047